Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables
Schedule of Trade and other payables

	2021	2020	2019
	$m	$m	$m
Current liabilities
Trade payables	2,824	2,350	1,774
Value-added and payroll taxes and social security	463	390	323
Rebates, chargebacks, returns and other revenue accruals	5,298	4,772	4,410
Clinical trial accruals	1,047	699	736
Other accruals	5,649	3,905	4,026
Collaboration Revenue contract liabilities	12	12	28
Vaccine contract liabilities	1,003	1,616	–
Deferred government grant income	67	253	–
Contingent consideration	849	647	897
Acerta Pharma share purchase liability (Note 26)	920	–	–
Other payables	806	1,141	1,793
Total	18,938	15,785	13,987
Non-current liabilities
Accruals	25	56	34
Collaboration Revenue contract liabilities	26	38	50
Contingent consideration	2,016	2,676	3,242
Acerta Pharma share purchase/put option liability (Note 26)	1,538	2,297	2,146
Other payables	1,328	1,017	819
Total	4,933	6,084	6,291

Schedule of Contingent consideration

	2021	2020	2019
	$m	$m	$m
At 1 January	3,323	4,139	5,106
Settlements	(643)	(822)	(709)
Revaluations	14	(272)	(614)
Reclassification to Other payables	(55)	–	–
Discount unwind (Note 3)	226	278	356
At 31 December	2,865	3,323	4,139

Schedule of maximum development and sales milestones payable under outstanding contingent consideration

		Nature of	Maximum future milestones
Acquisitions	Year	contingent consideration	$m
Spirogen	2013	Milestones	180
Amplimmune	2013	Milestones	150
Almirall[1]	2014	Milestones and royalties	420

1	These contingent consideration liabilities have been designated as the hedge instrument in a net investment hedge of foreign currency risk arising on the Group’s underlying US dollar net investments held in non-US dollar denominated subsidiaries. Exchange differences on the retranslation of the contingent consideration liability are recognised in Other comprehensive income to the extent that the hedge is effective. Any ineffectiveness is taken to profit.